Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,717,500
Previously Paid Amount	0.00
Total Fee Amount	375.29
Total Offset Amount	0.00
Net Fee	375.29
Narrative - Max Aggregate Offering Price	$ 2,717,500
Final Prospectus	true